Fair value of financial instruments - Disclosure of detailed information about fair value of long-term debt (Details) - Level 1 [Member] - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	$ 0	$ 293,281
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	$ 0	$ 303,000